Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Net gain/loss recognised of fair value of yield maintenance provisions	$ 0	$ 0
Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount	12,039,000	1,359,000
Interest-rate swaps	77,000
Interest Rate Commitments [Member]
Derivative [Line Items]
Fair value of yield maintenance provisions	3,104,000	721,000
Notional amount	297,454,000	55,220,000
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Notional amount	297,454,000	55,220,000
Fair value of yield maintenance provisions	$ 3,104,000	721,000
Interest Rate Lock Commitments [Member] | Minimum [Member]
Derivative [Line Items]
Commitments period	30 days
Interest Rate Lock Commitments [Member] | Maximum [Member]
Derivative [Line Items]
Commitments period	60 days
TBA Mortgage-Back Securities [Member]
Derivative [Line Items]
Notional amount	$ 225,500,000	33,250,000
Fair value	(350,000)	(342,000)
Yield Maintenance Provisions [Member]
Derivative [Line Items]
Fair value of yield maintenance provisions	$ 12,000	$ 17,000